Financial Instruments - Cash Flow Interest Rate Swap Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effect of interest rate swap hedges on results
Unrealized gains		$ 4,649	$ 16,285
Net unrealized and realized losses on derivatives	$ (3,694)	(12,482)	(39,857)
Interest rate swap hedges | Cash Flow Hedges
Financial Instruments
Unrealized gains related to fair value changes	0	4,500	48,900
Unrealized losses reclassified from accumulated OCI into earnings	0	10,700	32,600
Effect of interest rate swap hedges on results
Total realized losses		(5,500)	(52,700)
Amortization of deferred realized losses	(3,700)	(4,000)	(4,000)
Accelerated amortization of deferred realized losses		(7,700)
Unrealized gains		4,300	16,200
Net unrealized and realized losses on derivatives	$ (3,700)	$ (12,900)	$ (40,500)